Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2022
Personnel Expense [Abstract]
Summary of Personnel Expenses

	Note	2022	2021
Short-term employee benefits		2,216,769	1,863,907
Contributions to defined contribution plans		9,570	9,323
Current and past service costs related to defined benefit plans	16	116,506	55,437
Termination benefits		6,688	6,053
Equity-settled share-based payment transactions	21	14,648	15,424
Cash-settled share-based payment transactions	21	(1,325)	23,937
		2,362,856	1,974,081